Deposits - Interest expense on deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deposits
NOW accounts	$ 88	$ 92
Regular savings and demand clubs	164	147
Money market	330	345
Individual retirement accounts	116	85
Certificates of deposit	2,771	1,922
Deposits	$ 3,469	$ 2,591